Private Placement	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Private Placement

Note 4. Private Placement

Concurrently with the closing of the Initial Public Offering, the Sponsor and the anchor investor purchased an aggregate of 7,760,000 Private Placement Warrants at $1.00 per warrant ($7.76 million in the aggregate) in a private placement. Among the Private Placement Warrants, 7,209,560 warrants were purchased by the Sponsor and 550,440 warrants were purchased by the anchor investor.

Each Private Placement Warrant is exercisable to purchase one Class A share at $11.50 per share. A portion of the proceeds from the Private Placement Warrants was added to the proceeds from the Initial Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless.

See the “Proposed Business Combination” described in Note 1 above, including the description of the Sponsor Surrender Agreement, pursuant to which a portion of the Private Placement Warrants will be forfeited immediately prior to (but conditioned and effective upon) completion of the proposed Merger.

Note 4. Private Placement

Concurrently with the closing of the Initial Public Offering, the Sponsor and the anchor investor purchased an aggregate of 7,760,000 Private Placement Warrants at $1.00 per warrant ($7.76 million in the aggregate) in a private placement. Among the Private Placement Warrants, 7,209,560 warrants were purchased by the Sponsor and 550,440 warrants were purchased by the anchor investor.

Each Private Placement Warrant is exercisable to purchase one Class A share at $11.50 per share. A portion of the proceeds from the Private Placement Warrants was added to the proceeds from the Initial Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless.